CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Net revenues
Total net revenues	$ 3,265,000		$ 3,062,000		$ 16,028,000	$ 16,669,000
Cost of net revenues
Total cost of net revenues	1,312,000		1,541,000		9,294,000	11,616,000
Gross profit	1,953,000		1,521,000		6,734,000	5,053,000
Operating expenses:
Research and development	5,521,000		902,000		10,712,000	17,385,000
Sales and marketing	996,000		836,000		3,188,000	2,836,000
General and administrative	2,836,000		1,477,000		7,392,000	7,585,000
Total operating expenses					21,292,000	27,806,000
Income (loss) from operations	7,236,000		(1,694,000)		(14,558,000)	(22,753,000)
Interest income					8,000	4,000
Interest expense	(2,082,000)		(935,000)		(6,246,000)	(3,364,000)
Other income (expense), net	(4,338,000)		1,286,000		(1,132,000)	(178,000)
Income (loss) before provision for income taxes	816,000		(1,343,000)		(21,928,000)	(26,291,000)
Provision for income taxes	59,000		50,000		541,000	121,000
Net income (loss)	757,000		(1,393,000)		(22,469,000)	(26,412,000)
Accretion of Series G redeemable convertible preferred stock to redemption amount					0	(2,237,000)
Net loss attributable to common stockholders	757,000		(1,393,000)		$ (22,469,000)	$ (28,649,000)
Net loss attributable to common stockholders - diluted	$ 757,000		$ (1,393,000)
Net loss per common share - basic	$ 0.03	[1]	$ (0.06)	[1]	$ (0.17)	$ (0.31)
Net loss per common share - diluted	$ 0.03	[1]	$ (0.06)	[1]	$ (0.17)	$ (0.31)
Weighted average number of common shares used in computing net loss per common share - basic	25,468,000	[1]	23,862,000	[1]	128,459,102	92,958,570
Weighted average number of common shares used in computing net loss per common share - diluted	26,257,000	[1]	23,862,000	[1]	128,459,102	92,958,570
Product
Net revenues
Total net revenues	$ 2,378,000		$ 599,000		$ 10,968,000	$ 12,977,000
Cost of net revenues
Total cost of net revenues	654,000		978,000		7,343,000	10,250,000
Service
Net revenues
Total net revenues	887,000		2,463,000		5,060,000	3,692,000
Cost of net revenues
Total cost of net revenues	$ 658,000		$ 563,000		$ 1,951,000	$ 1,366,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)